Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Segment	Dec. 31, 2012 Segment	Dec. 31, 2012 Corporate	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor	May 24, 2011 Predecessor Segment	Dec. 31, 2010 Predecessor Segment
Reconciliation of segment Adjusted EBITDA to cash flows provided by (used in) operating activities
Segment Adjusted EBITDA	$ 121,670	$ 103,440		$ 328,537	$ 291,336		$ 214,789	$ 404,651				$ 130,582	$ 322,119
Selling, general and administrative expenses	40,733	18,541	44,355	86,521	57,670	78,540			(199)	29,241	67,912
Related party management fees	(20,609)	(1,250)	(3,014)	(23,109)	(3,750)	(5,000)				(399)	(1,000)
Restructuring charges	(1,319)	(2,028)	(6,483)	(4,988)	(10,751)	(14,086)
Interest expense (less deferred loan fee amortization)	42,239	37,328	(94,470)	134,393	113,923	(165,200)				(6,556)	(20,428)
Change in accounts receivable	(71,543)	(25,547)	(4,730)	(126,506)	(68,376)	(81,857)				(10,149)	(22,241)
Change in other operating assets/liabilities	40,688	36,606	25,146	14,829	51,474	72,514				14,234	(825)
Excess tax benefits from stock-based compensation				(3,168)		(873)				(12,427)	(15,660)
Interest and other income (expense)	(52)	937	(3,151)	(13,022)	1,340	1,422				(28,873)	968
Income tax expense, net of change in deferred taxes	(5,037)	(31,491)	(13,459)	(387)	(21,194)	4,469				(18,897)	(80,305)
Other	(89)	205	193	(775)	(703)	594				460	2,916
Net cash provided by operating activities	$ 31,722	$ 106,116	$ 114,821	$ 25,625	$ 169,247	$ 216,435				$ 67,975	$ 185,544